Quarterly Holdings Report
for
Fidelity Advisor® International Capital Appreciation Fund
January 31, 2022
AICAP-NPRT1-0422
1.813045.117
Common Stocks - 99.9%
	Shares	Value ($)
Bailiwick of Jersey - 4.1%
Clarivate Analytics PLC (a)(b)	6,184,600	101,798,516
Experian PLC	2,827,248	118,088,215
Ferguson PLC	728,100	114,523,298
TOTAL BAILIWICK OF JERSEY		334,410,029
Bermuda - 1.3%
IHS Markit Ltd.	859,100	100,334,289
Canada - 8.7%
Brookfield Asset Management, Inc. Class A (b)	2,284,544	125,878,374
Canadian National Railway Co.	1,060,240	129,223,918
Canadian Pacific Railway Ltd.	1,737,500	124,303,387
Constellation Software, Inc.	65,800	113,329,843
Thomson Reuters Corp.	984,300	105,666,190
Waste Connections, Inc. (Canada)	821,330	102,392,452
TOTAL CANADA		700,794,164
Denmark - 3.5%
DSV A/S	615,744	125,107,315
Novo Nordisk A/S Series B	1,608,700	160,014,665
TOTAL DENMARK		285,121,980
France - 13.7%
Air Liquide SA	715,570	122,404,919
Dassault Systemes SA	2,235,700	108,114,811
EssilorLuxottica SA	628,500	118,903,026
Hermes International SCA	74,735	112,208,525
LVMH Moet Hennessy Louis Vuitton SE	232,101	190,642,527
Pernod Ricard SA	516,724	110,526,943
Sartorius Stedim Biotech	241,844	106,051,333
Schneider Electric SA	764,000	129,418,096
Teleperformance	280,600	105,670,897
TOTAL FRANCE		1,103,941,077
Germany - 3.3%
Brenntag SE	444,163	38,054,213
Infineon Technologies AG	2,898,100	120,351,588
Merck KGaA	492,500	108,004,388
TOTAL GERMANY		266,410,189
Hong Kong - 1.3%
Techtronic Industries Co. Ltd.	6,465,294	106,678,012
India - 7.5%
HDFC Bank Ltd.	5,645,832	113,614,901
Housing Development Finance Corp. Ltd.	3,488,500	119,104,744
Kotak Mahindra Bank Ltd. (a)	4,431,200	111,137,346
Reliance Industries Ltd.	4,192,724	135,204,249
Tata Consultancy Services Ltd.	2,494,200	125,676,147
TOTAL INDIA		604,737,387
Ireland - 6.6%
Accenture PLC Class A	296,100	104,695,038
ICON PLC (a)	397,600	105,650,272
James Hardie Industries PLC CDI	3,115,991	104,869,374
Kingspan Group PLC (Ireland)	1,133,172	109,075,835
Linde PLC	332,600	105,992,968
TOTAL IRELAND		530,283,487
Japan - 7.8%
Hoya Corp.	920,300	119,333,778
Keyence Corp.	254,588	130,583,954
Recruit Holdings Co. Ltd.	2,656,500	131,307,093
Shin-Etsu Chemical Co. Ltd.	729,500	122,052,208
Tokyo Electron Ltd.	260,900	127,614,841
TOTAL JAPAN		630,891,874
Netherlands - 6.4%
ASM International NV (Netherlands)	312,675	107,429,033
ASML Holding NV (Netherlands)	292,230	197,925,724
Ferrari NV	458,100	105,579,518
Wolters Kluwer NV	1,060,839	107,970,689
TOTAL NETHERLANDS		518,904,964
Sweden - 4.3%
ASSA ABLOY AB (B Shares)	4,089,200	111,970,930
Atlas Copco AB (A Shares)	2,143,200	126,847,590
Hexagon AB (B Shares)	8,137,781	109,762,960
TOTAL SWEDEN		348,581,480
Switzerland - 7.2%
Lonza Group AG	174,124	120,048,376
Nestle SA (Reg. S)	1,751,120	226,136,793
Partners Group Holding AG	78,350	109,235,482
Sika AG	352,742	123,415,344
TOTAL SWITZERLAND		578,835,995
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,353,000	285,852,084
United Kingdom - 7.3%
Ashtead Group PLC	1,637,500	117,127,125
Diageo PLC	2,764,300	139,490,442
RELX PLC (London Stock Exchange)	3,923,000	120,673,062
Rentokil Initial PLC	15,497,900	108,527,834
St. James's Place PLC	4,930,616	101,779,944
TOTAL UNITED KINGDOM		587,598,407
United States of America - 13.4%
Adobe, Inc. (a)	201,900	107,875,170
Alphabet, Inc. Class A (a)	38,280	103,588,360
Danaher Corp.	378,000	108,028,620
Marsh & McLennan Companies, Inc.	170,800	26,241,712
Microsoft Corp.	352,100	109,496,058
Moody's Corp.	299,600	102,762,800
NICE Systems Ltd. sponsored ADR (a)	432,500	110,745,950
NVIDIA Corp.	441,540	108,115,484
Sherwin-Williams Co.	351,900	100,822,869
Thermo Fisher Scientific, Inc.	176,470	102,582,011
Zoetis, Inc. Class A	505,600	101,013,824
TOTAL UNITED STATES OF AMERICA		1,081,272,858
TOTAL COMMON STOCKS (Cost $6,585,970,565)		8,064,648,276

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	50,790,652	50,800,810
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	43,093,564	43,097,873
TOTAL MONEY MARKET FUNDS (Cost $93,898,683)		93,898,683

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $6,679,869,248)	8,158,546,959
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(85,196,876)
NET ASSETS - 100.0%	8,073,350,083

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	166,389,556	991,254,468	1,106,843,214	14,886	-	-	50,800,810	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	176,107,850	118,705,101	251,715,078	27,484	-	-	43,097,873	0.1%
Total	342,497,406	1,109,959,569	1,358,558,292	42,370	-	-	93,898,683

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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